Provision for contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Provision for contingencies
Schedule of provision for contingencies

Change	Labor	Civil	Tax	Total
Balance at December 31, 2018	6,391	1,022	3,547	10,960
Additions	4,013	1,256	198	5,467
Write‑offs	(2,115)	(749)	—	(2,864)
Restatement	151	98	—	249
Acquisition of additions	1,392	—	4,297	5,689
Restatement of additions	(629)	—	716	87
Balance at December 31, 2019	9,203	1,627	8,758	19,588
Additions	2,104	1,300	5,557	8,961
Write‑offs	(2,305)	(748)	(324)	(3,377)
Restatement	424	196	1	621
Acquisition of additions	3,136	—	—	3,136
Balance at December 31, 2020	12,562	2,375	13,992	28,929